LOSS PER ORDINARY SHARE (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022	Jun. 30, 2022 Options	Dec. 31, 2021	Dec. 31, 2021 Options	Jun. 30, 2021 Options	Dec. 31, 2020	Dec. 31, 2020 Options	Dec. 31, 2019 shares
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares | shares	7,703,799	6,217,253	6,242,946	5,945,888
Profit (loss) | $	$ (10,222)	$ (7,027)	$ (16,358)	$ (14,172)
Preferred shares dividend | $	4,452	3,911	8,211	6,498
For the computation of basic and diluted loss per share | $	$ 14,674	$ 10,938	$ 24,569	$ 20,670
Number of options to employees and consultants outstanding under the share-based compensation plan		1,025,541			1,379,806	4,854,232	1,095,675	3,854,644	3,607,911	982,344	3,455,925	947,090
Number of Ordinary shares issued | Options						1,600,499		1,600,499
Preferred shares outstanding | shares	10,141,892		9,836,873	8,389,462								8,268,215
Preferred shares
LOSS PER ORDINARY SHARE
Preferred shares outstanding | shares	10,141,892		9,836,873	8,389,462